Finance Receivables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Receivables [Abstract]
Schedule of carrying value of finance receivables [Table Text Block]

	June 30, 2014	December 31, 2013
Portfolio

Term Loans	$23,772	$21,420
Royalty Purchases	7,803	7,866
Total	31,575	29,286
Less: current portion	(885)	(660)
Total noncurrent portion of finance receivables	30,690	$28,626

	2013	2012
Portfolio
Term Loans
	$21,420	$6,500
Royalty Purchases
	7,866
Total	29,286	$6,500
Less: current portion	660	(230)
Total noncurrent portion of finance receivables	$28,626	$6,270

Schedule of fair value using the Black-Scholes option pricing model [Table Text Block]
	June 30, 2014	December 31, 2013
Average Dividend rate	0%	0%
Average Risk-free rate	2.2%	2.5%
Average Expected life (years)	6.3	6.6
Average Expected volatility	97%	97%

December 31, 2013
Dividend rate	0%
Risk-free rate	2.5%
Expected life (years)	6.6
Expected volatility	97%